Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2016 CNY (¥) segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment Information
Number of reportable segments | segment	3	3
Net revenues:
Net revenues	$ 5,498,898	¥ 38,178,844	¥ 22,802,895	¥ 11,712,834
Cost of revenues
Cost of revenues	(2,378,660)	(16,515,032)	(9,399,260)	(3,261,544)
Gross profit:
Gross profit	$ 3,120,238	21,663,812	13,403,635	8,451,290
Online game services
Net revenues:
Net revenues		27,980,491	17,314,148	9,266,158
Cost of revenues
Cost of revenues		(9,974,146)	(5,393,555)	(2,111,701)
Gross profit:
Gross profit		18,006,345	11,920,593	7,154,457
Advertising services
Net revenues:
Net revenues		2,152,379	1,789,377	1,344,829
Cost of revenues
Cost of revenues		(749,652)	(599,032)	(518,691)
Gross profit:
Gross profit		1,402,727	1,190,345	826,138
E-mail, wireless value-added services and others
Net revenues:
Net revenues		8,045,974	3,699,370	1,101,847
Cost of revenues
Cost of revenues		(5,791,234)	(3,406,673)	(631,152)
Gross profit:
Gross profit		¥ 2,254,740	¥ 292,697	¥ 470,695